LEASES (Schedule of Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating lease ROU assets (under other long-term assets in the balance sheet)	$ 14,159	$ 20,363
Weighted average remaining lease term (in years)	2 years 10 months 24 days	3 years 9 months 18 days
Weighted average discount rate	1.70%	1.70%
Accrued Expenses and Other Current Liabilities [Member]
Operating lease liabilities, current	$ 6,974	$ 7,025
Non-current Liabilities [Member]
Operating lease liabilities, long-term (under other long-term liabilities in the balance sheet)	$ 10,239	$ 16,202